Segment Reporting (Tables)	6 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of segment operating performance measure
	For the Six Months Ended December 31, 2021
	Tea shop chains	Distribution of dark tea products	Blockchain business	Unallocated	Total
Revenues	$103,395	$1,201,394	$-	$-	$1,304,789
Operating expenses	$769,153	$2,421,046	$636,927	$982,244	$4,809,370
Net income (loss) from continuing operations before income taxes	$(944,106)	$(2,623,139)	$(218,700)	$(916,678)	$(4,702,623)
Net income (loss)	$(944,106)	$(2,623,326)	$(218,700)	$(916,678)	$(4,702,810)

	For the Six Months Ended December 31, 2020
	Tea shop	Distribution of Dark tea
	chains	products	Unallocated	Total

Revenues	$169,656	$3,704,424	$-	$3,874,080
Income (Loss) from operations	$(460,535)	$910,067	$(1,108,830)	$(659,298)
Net income (loss)	$(393,649)	$771,102	$(680,653)	$(303,201)